Financial instruments and financial risk management - Financial instruments summary (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Jun. 30, 2020
Financial instruments
Financial liabilities	€ 107,929	€ 309,100
Trade and other receivables | Financial assets, at amortized cost
Financial instruments
Financial assets	5,030	4,815
Cash and cash equivalents | Financial assets, at amortized cost
Financial instruments
Financial assets	76,760	9,367
Other current assets
Financial instruments
Financial assets	14,667	18,950
Other current assets | No category in accordance with IFRS 9
Financial instruments
Financial assets	10,864	8,886
Deposits | Financial assets, at amortized cost
Financial instruments
Financial assets	991	1,805
Other financial assets | Financial assets, at amortized cost
Financial instruments
Financial assets	2,812	8,259
Shareholder Loans | Level 2 of fair value hierarchy
Financial instruments
Financial liabilities, at fair value		192,338
Shareholder Loans | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities		191,194
Non-current lease liabilities
Financial instruments
Financial liabilities	8,786	13,928
Non-current lease liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	8,786	13,928
Other non-current liabilities | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities		5,905
Liabilities to banks | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities		10,000
Current lease liabilities
Financial instruments
Financial liabilities	5,361	5,787
Current lease liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	5,361	5,787
Trade and other payables | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	44,210	36,158
Other current liabilities
Financial instruments
Financial liabilities	50,227	46,128
Other current liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	40,596	30,968
Other financial liabilities | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	€ 9,631	€ 15,160